Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Derivatives liabilities	₩ 69,872	₩ 85,786
Financial guarantee liabilities	59,940	63,962
Other financial liabilities, current	129,812	149,748
Non-current
Derivatives liabilities	85,638	37,110
Financial guarantee liabilities	28,467	44,199
Other financial liabilities, non-current	₩ 114,105	₩ 81,309